UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     2/10/03
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              102

Form 13F Information Table Value Total:          $77,744

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT&T Corp 11/15/11               CONVERT  001957BC2     2394          2190 PRN      SOLE                                        2190
Abiomed                          COMMON   003654100       38         10400 SH       SOLE                                       10400
Abraxas Petroleum Corp           COMMON   003830106       11         20000 SH       SOLE                                       20000
American Express Co.             COMMON   025816109     1365         38606 SH       SOLE                                       38606
Amer Int'l Group                 COMMON   026874107     1438         24852 SH       SOLE                                       24852
Amgen Inc                        COMMON   031162100      710         14685 SH       SOLE                                       14685
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      238           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      326           290 PRN      SOLE                                         290
Bed Bath & Beyond                COMMON   075896100      975         28225 SH       SOLE                                       28225
Bristol-Myers Squibb             COMMON   110122108      925         39960 SH       SOLE                                       39960
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      544           500 PRN      SOLE                                         500
Casual Male Retail               COMMON   148711104      286         73975 SH       SOLE                                       73975
ChevronTexaco                    COMMON   166764100      468          7042 SH       SOLE                                        7042
Cisco Systems                    COMMON   17275R102      753         57510 SH       SOLE                                       57510
CitiGroup Inc.                   COMMON   172967101     1786         50761 SH       SOLE                                       50761
Comcast Cable 1/30/11            CONVERT  20029PAL3      369           355 PRN      SOLE                                         355
Conn St Spl Obg Rev 4/1/12       CONVERT  207757RG2      535           500 PRN      SOLE                                         500
Corning Inc.                     COMMON   219350105      107         32400 SH       SOLE                                       32400
Dow Chemical Co.                 COMMON   260543103      699         23529 SH       SOLE                                       23529
Eaton Vance Mass                 COMMON   27826L603      175         16217 SH       SOLE                                       16217
Exxon Mobil Corp.                COMMON   30231G102     1627         46564 SH       SOLE                                       46564
Fairfield OH Sch 12/1/20         CONVERT  304657JN0      562           500 PRN      SOLE                                         500
FHLB 9/15/03 5.125%              CONVERT  3133M5QB9     1248          1215 PRN      SOLE                                        1215
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1399          1245 PRN      SOLE                                        1245
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     2422          2175 PRN      SOLE                                        2175
Federal Home Ln Mtge             COMMON   313400301      491          8320 SH       SOLE                                        8320
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2     1014           915 PRN      SOLE                                         915
Fannie Mae                       COMMON   313586109     1539         23918 SH       SOLE                                       23918
Fidelity Nat Information         COMMON   31620P109      572         33134 SH       SOLE                                       33134
Fidelity Nat Financial           COMMON   316326107     2561         78001 SH       SOLE                                       78001
FL St BD Fin 7/01/05             CONVERT  342812ZE7      553           500 PRN      SOLE                                         500
Ford Credit SR 12/08/05          CONVERT  345397NJ8      313           315 PRN      SOLE                                         315
Ford Credit Glbal 1/12/09        CONVERT  345397SG9      362           390 PRN      SOLE                                         390
Ford Credit 7/16/04              CONVERT  345397SJ3      611           600 PRN      SOLE                                         600
GTE Corp 4/15/06                 CONVERT  362320AX1      508           470 PRN      SOLE                                         470
General Electric                 COMMON   369604103     2067         84906 SH       SOLE                                       84906
GE Capital 6.625% Pref           COMMON   369622527      536         20100 SH       SOLE                                       20100
General Mills 6/15/06            CONVERT  37033LCA2      984           830 PRN      SOLE                                         830
GM Corp Nts 1/15/11              CONVERT  370442BB0      828           825 PRN      SOLE                                         825
Goldman Sachs Group Inc          COMMON   38141G104      812         11925 SH       SOLE                                       11925
Hillsborough Fl 6/1/20           CONVERT  432327DU5      542           500 PRN      SOLE                                         500
Honeywell Intl 3/1/10            CONVERT  438516AK2      228           195 PRN      SOLE                                         195
ICT Group                        COMMON   44929Y101      729         62890 SH       SOLE                                       62890
IGEN Int'l Inc.                  COMMON   449536101     2727         63648 SH       SOLE                                       63648
Insured Muni Inc Fd Paine Webber COMMON   45809F104      369         26389 SH       SOLE                                       26389
Integramed Amer NEW              COMMON   45810N302      201         34636 SH       SOLE                                       34636
Intel Corp.                      COMMON   458140100      656         42139 SH       SOLE                                       42139
Intermediate Muni FD             COMMON   45880P104       96         10000 SH       SOLE                                       10000
Int'l Bus. Machine               COMMON   459200101     1968         25394 SH       SOLE                                       25394
IBM Med Term Nts 4/12/04         CONVERT  45920QCG7      371           355 PRN      SOLE                                         355
Intertan Inc                     COMMON   461120107      794        111042 SH       SOLE                                      111042
Johnson & Johnson Co             COMMON   478160104     1500         27932 SH       SOLE                                       27932
Kinder Morgan 11/01/10           CONVERT  494550AG1      870           765 PRN      SOLE                                         765
Lennar Corp.                     COMMON   526057104      416          8065 SH       SOLE                                        8065
Liberty Media Corp               COMMON   530718105      740         82807 SH       SOLE                                       82807
Lightspan, Inc.                  COMMON   53226T103      109        104025 SH       SOLE                                      104025
Marriott Intl Inc                COMMON   571903202      653         19867 SH       SOLE                                       19867
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      547           500 PRN      SOLE                                         500
Mass Cmnwlth Spl Obl 4.2 6/01/02 CONVERT  576004DW2      524           500 PRN      SOLE                                         500
MA Wtr Poll Tr 2/01/20           CONVERT  57604PGK4      522           500 PRN      SOLE                                         500
Medtronic Inc                    COMMON   585055106      614         13464 SH       SOLE                                       13464
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5     1017           895 PRN      SOLE                                         895
Microsoft Corp.                  COMMON   594918104     2064         39922 SH       SOLE                                       39922
JP Morgan Sub 1/15/07            CONVERT  616880BF6      960           870 PRN      SOLE                                         870
Morgan Stanley Insd Muni         COMMON   61745P833      213         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      286         19687 SH       SOLE                                       19687
Nokia Corp.ADS                   COMMON   654902204      477         30790 SH       SOLE                                       30790
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
NUVEEN SR 249 TX EX UIT NVUYAU   COMMON   67101A823      267          4000 SH       SOLE                                        4000
NUVEEN SR 251 TX EX UIT NVUYEM   COMMON   67101X104      288          3727 SH       SOLE                                        3727
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      321          3038 SH       SOLE                                        3038
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      319          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      313          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      210          2000 SH       SOLE                                        2000
PHC Inc Cl A                     COMMON   693315103       50         60500 SH       SOLE                                       60500
J.C. Penney 12/15/07             CONVERT  70816FAE3      274           285 PRN      SOLE                                         285
Pepsico Inc.                     COMMON   713448108      501         11861 SH       SOLE                                       11861
Pfizer                           COMMON   717081103     1288         42148 SH       SOLE                                       42148
PIMCO Nat Muni Inc III           COMMON   72201A103     1345         94750 SH       SOLE                                       94750
PIMCO Corporate Opp Fund         COMMON   72201B101     2496        166300 SH       SOLE                                      166300
PR Comwlth Pub 07/01/04          CONVERT  745145N65      488           460 PRN      SOLE                                         460
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101      100         10506 SH       SOLE                                       10506
Raytheon Co.                     COMMON   755111507      931         30275 SH       SOLE                                       30275
R.I. HEFA AMBAC 9/15/11          CONVERT  7622426B6      259           250 PRN      SOLE                                         250
Schlumberger Ltd.                COMMON   806857108      754         17917 SH       SOLE                                       17917
Charles Schwab Corp              COMMON   808513105      467         43082 SH       SOLE                                       43082
Sprint Capital Corp 5/1/04       CONVERT  852060AE2      663           670 PRN      SOLE                                         670
The Steak N Shake Company        COMMON   857873103      185         18517 SH       SOLE                                       18517
Sunrise Assisted Living          COMMON   86768K106     1306         52475 SH       SOLE                                       52475
3M Company                       COMMON   88579Y101      222          1800 SH       SOLE                                        1800
Time Warner 8/15/06              CONVERT  887315AW9      883           830 PRN      SOLE                                         830
Time Warner 9/01/08              CONVERT  88731EAK6      673           635 PRN      SOLE                                         635
US T-Note 2/15/04 4.75%          CONVERT  9128275A6      426           410 PRN      SOLE                                         410
Van Kampen Merritt               COMMON   92112M103      235         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100      512        247125 SH       SOLE                                      247125
Viacom Inc Cl B                  COMMON   925524308     1785         43781 SH       SOLE                                       43781
Wal-Mart Stores Inc.             COMMON   931142103     1072         21222 SH       SOLE                                       21222
Wash Mutual Inc                  COMMON   939322103      301          8730 SH       SOLE                                        8730
Washington Post Cl B             COMMON   939640108      517           700 SH       SOLE                                         700
Weyerhaeuser Co                  COMMON   962166104      399          8115 SH       SOLE                                        8115
Wyeth (formerly AHP)             COMMON   983024100      518         13845 SH       SOLE                                       13845
Weatherford International        COMMON   G95089101      332          8325 SH       SOLE                                        8325
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